Cash Equivalents and Marketable Securities - Contractual Maturities of Marketable Securities at Estimated Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Due in one year or less	$ 102,518	$ 20,848	$ 77,986
Due thereafter	10,489	0
Total marketable securities	$ 113,007	$ 20,848	$ 77,986